Loans and borrowings - Summary of Terms and Conditions of Outstanding Loans and Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Carrying amount	$ 2,053	$ 364
Convertible notes (including embedded derivative)
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Carrying amount	$ 1,502
Convertible notes (including embedded derivative) | Nominal interest rate
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	0.00%
SGD Bank Loan Due 2026-2030
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Carrying amount	$ 231
SGD Bank Loan Due 2026-2030 | Nominal interest rate | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	1.40%
SGD Bank Loan Due 2026-2030 | Nominal interest rate | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	2.00%
MYR Bank Loan Due 2026-2027 | Nominal interest rate | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	2.10%
MYR Bank Loan Due 2026-2027 | Nominal interest rate | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	3.60%
MYR COF Bank Loan Due 2026
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Carrying amount	$ 6
MYR COF Bank Loan Due 2026 | Nominal interest rate
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	1.30%
IDR Bank Loan Due 2025-2029
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Carrying amount	$ 30
IDR Bank Loan Due 2025-2029 | Nominal interest rate | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	3.00%
IDR Bank Loan Due 2025-2029 | Nominal interest rate | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	9.50%
THB Bank Loan Due 2026-2027
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Carrying amount	$ 50
THB Bank Loan Due 2026-2027 | Nominal interest rate
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	4.30%
SGD Bank Loan Due 2025-2029
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Carrying amount		$ 140
SGD Bank Loan Due 2025-2029 | Nominal interest rate | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate		1.50%
SGD Bank Loan Due 2025-2029 | Nominal interest rate | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate		2.10%
MYR Bank Loan Due 2025-2028 | Nominal interest rate | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate		2.10%
MYR Bank Loan Due 2025-2028 | Nominal interest rate | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate		3.60%
MYR COF Bank Loan Due 2025-2028
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Carrying amount		$ 9
MYR COF Bank Loan Due 2025-2028 | Nominal interest rate | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate		(2.00%)
MYR COF Bank Loan Due 2025-2028 | Nominal interest rate | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate		1.30%
IDR Bank Loan Due 2025-2029
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Carrying amount		$ 18
IDR Bank Loan Due 2025-2029 | Nominal interest rate | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate		3.00%
IDR Bank Loan Due 2025-2029 | Nominal interest rate | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate		9.50%
THB COF Bank Loan Due 2025
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Carrying amount		$ 39
THB COF Bank Loan Due 2025 | Nominal interest rate
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate		7.00%
Lease liabilities
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Carrying amount	$ 234	$ 158
Lease liabilities | Nominal interest rate | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	3.60%	4.10%
Lease liabilities | Nominal interest rate | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	12.50%	12.50%